Derivatives - Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)		₩ (267,323)		₩ 713,316		₩ 299,766
Gains and losses on fair value hedges (hedging instruments)		277,571		(747,042)		(314,478)
Hedge ineffectiveness recognized in profit or loss		10,248	[1]	(33,726)	[1]	(14,712)
Interest rate swap
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	(271,425)		697,330		273,219
Gains and losses on fair value hedges (hedging instruments)	[2]	282,835		(728,397)		(281,649)
Foreign Exchange Risk
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	4,102		20,748		26,547
Gains and losses on fair value hedges (hedging instruments)	[2]	(5,264)		(22,056)		(32,829)
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[2]	11,410	[1]	(31,067)	[1]	(8,430)
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[2]	₩ (1,162)	[1]	(1,308)	[1]	₩ (6,282)
Commodity price risk
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)				(4,762)
Gains and losses on fair value hedges (hedging instruments)				3,411
Hedge ineffectiveness recognized in profit or loss	[1]			₩ (1,351)

[1]	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.
[2]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities.